SHARE-BASED COMPENSATION - Schedule of range of assumptions used in the Monte Carlo simulation, long term incentive plan (Details) - Long term incentive plan	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	40.50%	42.00%	46.00%
Risk-free interest rate	2.53%	2.34%	0.61%
Dividend yields	0.00%	0.00%	0.00%